Property, plant and equipment, net - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Construction in progress	€ 1,729.7	€ 1,658.0
Land	€ 304.3	€ 229.7